Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	£ 16,923	£ 12,023	£ 5,253
Royalties	578	392	226
Total revenue from contracts with customers	17,501	12,415	5,479
Research Collaboration - Mallinckrodt plc
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	11,658	8,748	3,817
Research Collaboration - AstraZeneca
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	5,081	2,652	22
Research Collaboration - Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research collaboration - total	£ 184	£ 623	£ 1,414